DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES
Deferred revenue and other deferred liabilities consist of the following:

	June 30, 2024	December 31, 2023
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 6.1)	8,931,209	16,293,067
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 6.2)	—	1,622,433
Other deferred liabilities	1,542,287	351,639
Deferred revenue and other deferred liabilities	10,473,496	18,267,139
6.1 U.S. Environmental Protection Agency (EPA) Clean School Bus Program (the "EPA Program")
Lion all-electric school buses are eligible under the EPA Program. Under the first funding round of the EPA Program in which Lion participated directly and indirectly through school districts, once the EPA reviewed the payment request and confirmed that all required information was included, the EPA issued a rebate payment to the selectee such that payments made under the EPA Program were generally made before delivery of the applicable school bus.
6.2 Non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project
On March 20, 2023, the Company entered into a non-repayable financial contribution agreement under the Project Innovation Program for the Development of a Mobilizing Project. The agreement provides for financing of up to C$26,991,772 until December 31, 2026. As at June 30, 2024, the Company received a advances of government assistance of $8,433,798 (C$11,543,339) from Investissement Quebec relating to vehicle development project costs, of which the full amount has been incurred and recorded as a reduction of intangible assets.